F | Fidelity Series Opportunistic Insights Fund
Fund Summary Fund/Class: Fidelity® Series Opportunistic Insights Fund/F
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	F Fidelity Series Opportunistic Insights Fund Class F
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		F Fidelity Series Opportunistic Insights Fund Class F
Management fee (fluctuates based on the fund's performance relative to a securities market index)		0.56%
Distribution and/or Service (12b-1) fees		none
Other expenses	[1]	0.04%
Total annual operating expenses		0.60%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	F Fidelity Series Opportunistic Insights Fund Class F
1 year	61
3 years	192

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from December 6, 2012 to December 31, 2012, the fund's portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.